Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit)	$ 0	$ 0	$ (385)	$ 0	$ 0
Valuation allowance on net deferred tax assets			38,500	20,700
Tax credits			10,005	4,403
Income tax interest and penalties accrued			$ 0	$ 0	$ 0
Cumulative stock change in ownership percentage			50.00%
Period for cumulative change in ownership			3 years
U.S. federal provision at statutory rate			21.00%	21.00%	21.00%
Operating loss carryforwards amount not subject to expiration			$ 272,500
Operating loss carryforwards amount subject to expiration			20,100
U.S Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			292,600
U.S Federal | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credits			8,600
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			211,700
State | Research Tax Credit Carryforward | California
Operating Loss Carryforwards [Line Items]
Tax credits			$ 7,700